SHARE CAPITAL- Principal assumptions used in the valuation (Details)						12 Months Ended
	May 27, 2020 USD ($) $ / shares	May 22, 2020 ¥ / shares	Dec. 18, 2019 CNY (¥) $ / shares	Dec. 16, 2019 $ / shares	Dec. 04, 2018 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥)
Disclosure Of SHARE CAPITAL [Line Items]
Grant date	May 27 and May 25, 2020		December 18, 2019		December 4, 2018
Share price at date of grant			0.68		1.18	404,415	420,000
Exercise price | (per share)		¥ 0.85		$ 0.9375
Volatility	100.00%		141.00%		168.00%
Warrant life	5 years		5 years	5 years	5 years
Risk-free interest rate	0.34%		1.74%		2.63%
Fair value at grant date	$ 0.416		¥ 0.598		$ 1.45
Minimum
Disclosure Of SHARE CAPITAL [Line Items]
Share price at date of grant	0.59
Exercise price	$ 0.79		¥ 0.82		$ 1.27
Maximum
Disclosure Of SHARE CAPITAL [Line Items]
Share price at date of grant	0.64
Exercise price	$ 0.85		¥ 0.9375		$ 1.5875	$ 1.5875